Leases (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Lessee Disclosure [Abstract]
Operating Lease, Expense	$ 27,821	$ 3,790	$ 22,335	$ 82,830
Operating Lease, Payments	$ 27,821	$ 3,790
Operating Lease, Weighted Average Remaining Lease Term	8 months 12 days
Lessee, Operating Lease, Discount Rate	12.00%